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                        VAN KAMPEN U.S. GOVERNMENT TRUST
                            ON BEHALF OF ITS SERIES
                        VAN KAMPEN U.S. GOVERNMENT FUND

                    SUPPLEMENT DATED AUGUST 31, 2000 TO THE
           STATEMENT OF ADDITIONAL INFORMATION DATED APRIL 28, 2000,
                       SUPERSEDING ALL PRIOR SUPPLEMENTS

     The Statement of Additional Information is hereby supplemented as follows:

     (1) The section entitled "TRUSTEES AND OFFICERS -- OFFICERS" is hereby amended by deleting all information pertaining to Peter W. Hegel, effective May 31, 2000.

     (2) The last paragraph in the section entitled "DISTRIBUTION AND SERVICE" is hereby amended by adding Buck Consultants, Inc. and The Vanguard Group, Inc. to the list of firms that have entered into agreements with the Distributor to offer shares of the Fund pursuant to such firm's retirement plan alliance program(s).

     (3) The information in the section entitled "OTHER
INFORMATION -- INDEPENDENT ACCOUNTANTS" is hereby deleted in its entirety and replaced with the following:

     Independent accountants for the Fund perform an annual audit of the Fund's financial statements. The Fund's Board of Trustees has engaged Ernst & Young LLP, located at 233 South Wacker Drive, Chicago, Illinois 60606, to be the Fund's independent accountants, effective May 18, 2000. KPMG LLP, located at 303 West Wacker Drive, Chicago, Illinois 60601 ("KPMG"), ceased being the Fund's independent accountants effective April 14, 2000. The cessation of the client-auditor relationship between the Fund and KPMG was based solely on a possible future business relationship by KPMG with an affiliate of the Fund's investment adviser. The change in independent accountants was approved by the Fund's audit committee and the Fund's Board of Trustees, including Trustees who are not "interested persons" of the Fund (as defined in the 1940 Act).

                  RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                                                   GTI SPT SAI I